Share-based compensation (Details 1) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Number of RSUs Outstanding, beginning of period		0
Number of RSUs, Granted		646,824
Number of RSUs, Vested	(1,103,680)	(248,650)
Number of RSUs Outstanding, Forfeited		(283,974)
Cash Settled Restricted Stock Units [Member]
Number of RSUs Outstanding, beginning of period		0
Number of RSUs, Granted		2,253,696
Number of RSUs, Modified		(1,708,696)
Number of RSUs, Vested		(288,150)
Number of RSUs Outstanding, Forfeited		(256,850)
Number of RSUs Outstanding, ending of period		0
Weighted average remaining contractual life, Granted		1 year 11 months 26 days
Weighted average remaining contractual life, Modified		1 year 11 months 26 days
Weighted average remaining contractual life, Forfeited		1 year 11 months 12 days
Phantom Share Units (PSUs) [Member]
Number of RSUs Outstanding, beginning of period	150,000	0
Number of RSUs, Granted	2,510,000
Number of RSUs, Vested	(86,250)
Number of RSUs Outstanding, Forfeited	(125,000)
Weighted average remaining contractual life, outstanding begininig of period	7 years 3 days
Weighted average remaining contractual life, Granted	1 year 14 days
Weighted average remaining contractual life, Vested	7 years 3 days
Weighted average remaining contractual life, outstanding ending of period	1 year 2 months 8 days
Weighted average remaining contractual life, Forfeited	1 year 14 days
Number of RSUs Outstanding, ending of period	2,448,750
Equity Settled Restricted Stock Units RSU [Member]
Number of RSUs Outstanding, beginning of period	3,160,020	0
Number of RSUs, Granted	2,290,050	2,852,392
Number of RSUs, Modified		1,708,696
Number of RSUs, Vested	(1,017,430)	(717,486)
Number of RSUs Outstanding, Forfeited	(738,248)	(533,582)
Number of RSUs Outstanding, ending of period		3,310,020
Weighted average remaining contractual life, outstanding begininig of period	7 years 2 months 15 days
Weighted average remaining contractual life, Granted	11 months 26 days	8 years 3 days
Weighted average remaining contractual life, Modified		1 year 11 months 26 days
Weighted average remaining contractual life, Vested	7 years 6 months 25 days	10 years 2 months 23 days
Weighted average remaining contractual life, outstanding ending of period	3 years 4 months 20 days	7 years 2 months 15 days
Weighted average remaining contractual life, Forfeited	6 years 6 months 25 days